Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Investor Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	20.55%
Worst Quarter	12/31/08	-22.92%
		The fund’s return for the six months ended 6/30/12 was 7.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(38.80%)
2009	rr_AnnualReturn2009	38.92%
2010	rr_AnnualReturn2010	16.41%
2011	rr_AnnualReturn2011	(3.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.92%)
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	0.05%
Since inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since inception	rr_AverageAnnualReturnSinceInception	0.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.88%	[3]
Investor Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	0.14%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.